REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
Sep. 30, 2021
Revision Of Prior Period Financial Statements [Abstract]
Summary of Company's financial statements
The impact of the revision on the Company’s financial statements is reflected in the following table.

	As Previously Reported	Adjustment	As Revised
Balance Sheet as of February 9, 2021 (audited)
Class A Ordinary Shares subject to possible redemption	300,351,190	44,648,810	345,000,000
Class A Ordinary Shares	446	(446)	—
Additional paid-in capital	13,003,096	(13,003,096)	—
Accumulated deficit	(8,004,403)	(31,645,268)	(39,649,671)
Total shareholders’ equity (deficit)	5,000,002	(44,648,810)	(39,648,808)